CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Net income (loss)	¥ 34,028	¥ (101,471)	¥ 818,048
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax	(7,828)	(17,020)	11,534
Foreign currency translation adjustments, net of tax	135,849	185,298	22,695
Defined benefit plan adjustments, net of tax	68,223	(41,385)	328,066
Own credit risk adjustments, net of tax	13,443	(300)	(35,187)
Total other comprehensive income, net of tax	209,687	126,593	327,108
Total comprehensive income	243,715	25,122	1,145,156
Less: Total comprehensive income attributable to noncontrolling interests	48,442	7,846	235,784
Total comprehensive income attributable to MHFG shareholders	¥ 195,273	¥ 17,276	¥ 909,372